SCHEDULE OF MINERAL PROPERTIES, PLANT AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Balance, December 31, 2024	$ 144,733
Carrying value – December 31, 2025	160,558	$ 144,733
Cost as at December 31, 2025	274,428	243,717
Accumulated depreciation and impairment	(113,870)	(98,984)
Depletable mineral properties [member]
IfrsStatementLineItems [Line Items]
Balance, December 31, 2024	65,708
Carrying value – December 31, 2025	73,312	65,708
Cost as at December 31, 2025	126,766	115,721
Accumulated depreciation and impairment	(53,454)	(50,013)
Tangible exploration and evaluation assets [member]
IfrsStatementLineItems [Line Items]
Balance, December 31, 2024	12,189
Carrying value – December 31, 2025	12,189	12,189
Cost as at December 31, 2025	12,189	12,189
Accumulated depreciation and impairment
Plant and equipment [member]
IfrsStatementLineItems [Line Items]
Balance, December 31, 2024	66,836
Carrying value – December 31, 2025	75,057	66,836
Cost as at December 31, 2025	135,473	115,807
Accumulated depreciation and impairment	(60,416)	(48,971)
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance, December 31, 2024	243,717	192,847
Additions	30,619	22,619
Change in decommissioning and restoration costs (Note 13)	3,006	1,752
Disposals	(7,002)	(2,721)
Adjustments		29,220
Impairment reversals	4,088
Carrying value – December 31, 2025	274,428	243,717
Gross carrying amount [member] | Depletable mineral properties [member]
IfrsStatementLineItems [Line Items]
Balance, December 31, 2024	115,721	69,555
Additions	9,212	15,194
Change in decommissioning and restoration costs (Note 13)	3,006	1,752
Disposals	(3,244)
Adjustments		29,220
Impairment reversals	2,071
Carrying value – December 31, 2025	126,766	115,721
Gross carrying amount [member] | Tangible exploration and evaluation assets [member]
IfrsStatementLineItems [Line Items]
Balance, December 31, 2024	12,189	12,189
Additions
Change in decommissioning and restoration costs (Note 13)
Disposals
Adjustments
Carrying value – December 31, 2025	12,189	12,189
Gross carrying amount [member] | Plant and equipment [member]
IfrsStatementLineItems [Line Items]
Balance, December 31, 2024	115,807	111,103
Additions	21,407	7,425
Change in decommissioning and restoration costs (Note 13)
Disposals	(3,758)	(2,721)
Adjustments
Impairment reversals	2,017
Carrying value – December 31, 2025	135,473	115,807
Accumulated depreciation amortisation [member]
IfrsStatementLineItems [Line Items]
Balance, December 31, 2024	98,984	51,082
Disposals	(6,691)	(1,024)
Adjustments		29,220
Carrying value – December 31, 2025	113,870	98,984
Depletion, depreciation and amortization	21,577	19,706
Accumulated depreciation amortisation [member] | Depletable mineral properties [member]
IfrsStatementLineItems [Line Items]
Balance, December 31, 2024	50,013	16,860
Disposals	(3,245)
Adjustments	(513)	29,220
Carrying value – December 31, 2025	53,454	50,013
Depletion, depreciation and amortization	7,199	3,933
Accumulated depreciation amortisation [member] | Tangible exploration and evaluation assets [member]
IfrsStatementLineItems [Line Items]
Balance, December 31, 2024
Disposals
Adjustments
Carrying value – December 31, 2025
Depletion, depreciation and amortization
Accumulated depreciation amortisation [member] | Plant and equipment [member]
IfrsStatementLineItems [Line Items]
Balance, December 31, 2024	48,971	34,222
Disposals	(3,446)	(1,024)
Adjustments	513
Carrying value – December 31, 2025	60,416	48,971
Depletion, depreciation and amortization	$ 14,378	$ 15,773